UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural

Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Chemicals — 10.5%
Albemarle Corp.	21,072	$2,043,141
CF Industries Holdings, Inc.	33,688	1,307,094
FMC Corp.	32,901	2,623,197
Nufarm Ltd.	315,446	2,156,153
Nutrien Ltd.	270,201	12,302,251
Umicore SA	30,620	1,703,040
Yara International ASA	47,398	1,999,180

		24,134,056
Containers & Packaging — 3.6%
Packaging Corp. of America	41,222	4,768,973
Smurfit Kappa Group PLC	79,995	3,410,027

		8,179,000
Energy Equipment & Services — 2.5%
Baker Hughes a GE Co.	47,820	1,726,780
Halliburton Co.	51,127	2,709,220
Patterson-UTI Energy, Inc.	62,955	1,348,496

		5,784,496
Food Products — 8.3%
Archer-Daniels-Midland Co.	117,450	5,329,881
Bunge Ltd.	16,039	1,158,497
Glanbia PLC	146,451	2,475,959
Hormel Foods Corp.	99,385	3,602,706
Origin Enterprises PLC	150,721	971,937
Tyson Foods, Inc., Class A	30,434	2,133,423
Wilmar International Ltd.	1,317,800	3,223,899

		18,896,302
Machinery — 0.6%
Deere & Co.	10,405	1,408,109

Metals & Mining — 36.8%
ArcelorMittal(a)	184,284	6,246,058
Beadell Resources Ltd.(a)(b)	6,397,208	384,270
BHP Billiton PLC	538,659	11,485,507
European Cobalt Ltd.(a)	10,500,943	574,178
First Quantum Minerals Ltd.	277,812	4,002,899
Franco-Nevada Corp.	20,429	1,449,020
Fresnillo PLC	131,708	2,311,739
Glencore PLC(a)	2,496,345	12,024,879
Lundin Mining Corp.	260,491	1,724,501
Neo Lithium Corp.(a)	1,504,831	1,476,761
Nevsun Resources Ltd.	662,908	1,848,367
Newcrest Mining Ltd.	300,862	4,768,646
Polyus PJSC	28,537	906,894
Rio Tinto PLC	177,833	9,692,946
South32 Ltd.	857,645	2,379,983
Stelco Holdings, Inc.	253,668	4,656,688

Security	Shares	Value
Metals & Mining (continued)
Teck Resources Ltd., Class B(b)	232,893	$5,852,601
Vale SA — ADR	674,571	9,336,063
Wheaton Precious Metals Corp.	160,832	3,343,697

		84,465,697
Oil, Gas & Consumable Fuels — 34.8%
BP PLC	1,637,226	12,161,246
Cairn Energy PLC(a)	512,011	1,593,585
Canadian Natural Resources Ltd.	102,656	3,703,435
Chevron Corp.	70,643	8,838,146
Cimarex Energy Co.	17,998	1,810,419
CNOOC Ltd.	925,000	1,564,834
ConocoPhillips	55,815	3,655,882
Devon Energy Corp.	72,363	2,628,948
Encana Corp.	175,001	2,179,420
Eni SpA	98,423	1,924,012
EOG Resources, Inc.	27,365	3,233,722
EQT Corp.	26,072	1,308,554
Exxon Mobil Corp.	31,573	2,454,801
Kosmos Energy Ltd.(a)(b)	209,459	1,474,591
Pioneer Natural Resources Co.	14,345	2,891,235
Royal Dutch Shell PLC, Class B	432,847	15,452,131
Suncor Energy, Inc.	167,637	6,410,668
TOTAL SA	103,929	6,532,113

		79,817,742
Paper & Forest Products — 2.0%
International Paper Co.	32,218	1,661,160
Mondi PLC	105,386	2,933,637
Quintis Ltd.(a)(b)(c)	2,624,167	20

		4,594,817

Total Long-Term Investments — 99.1% (Cost — $186,724,163)		227,280,219

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(d)(f)	2,289,231	2,289,231
SL Liquidity Series, LLC, Money Market Series, 1.52%(d)(e)(f)	807,341	807,341

Total Short-Term Securities — 1.3% (Cost — $3,096,491)		3,096,572

Total Investments — 100.4% (Cost — $189,820,654)		230,376,791
Liabilities in Excess of Other Assets — (0.4)%		(973,601)

Net Assets — 100.0%		$229,403,190

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Natural Resources Trust

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,990,762	298,469	2,289,231	$2,289,231	$22,216		$3	$—
SL Liquidity Series, LLC, Money Market Series	6,453,437	(5,646,096)	807,341	807,341	21,040	(b)	(586)	(356)

				$3,096,572	$43,256		$(583)	$(356)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Natural Resources Trust

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$18,275,683	$5,858,373	$—	$24,134,056
Containers & Packaging	4,768,973	3,410,027	—	8,179,000
Energy Equipment & Services	5,784,496	—	—	5,784,496
Food Products	15,672,403	3,223,899	—	18,896,302
Machinery	1,408,109	—	—	1,408,109
Metals & Mining	33,690,597	50,775,100	—	84,465,697
Oil, Gas & Consumable Fuels	40,589,821	39,227,921	—	79,817,742
Paper & Forest Products	1,661,160	2,933,637	20	4,594,817
Short-Term Securities	2,289,231	—	—	2,289,231

Subtotal	$124,140,473	$105,428,957	$20	$229,569,450

Investments Valued at NAV(a)	807,341

Total Investments	$124,140,473	$105,428,957	$20	$230,376,791

(a)	As of April 30, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended April 30, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer(principal executive officer) of
BlackRock Natural Resources Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 18, 2018